Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[2]	Dec. 31, 2016	[2]
Statement of comprehensive income [abstract]
Profit/(loss) for the period	$ (110,070)	$ 1,383	[1],[3]	$ 204,049	[1],[3]
Items that will never be reclassified to profit or loss:
Remeasurements of the defined benefit liability (asset) (Note 16)	120	64		(646)
Items that are or may be reclassified to profit or loss:
Foreign currency translation differences (Note 6)	(157)	448		170
Cash flow hedges - effective portion of changes in fair value (Note 13)	(2,698)	0		0
Equity-accounted investees - share of other comprehensive income (Note 25)	(459)	483		1,224
Other comprehensive income/(expense), net of tax	(3,194)	995		748
Total comprehensive income/(expense) for the period	(113,264)	2,378		204,797
Attributable to:
Owners of the company	$ (113,264)	$ 2,378		$ 204,797

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[3]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.